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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07985

                          Pioneer Small Cap Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2007 through May 31, 2008


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

                                     PIONEER
                             -----------------------
                                      SMALL
                                    CAP VALUE
                                      FUND

                                      PIMCX
                                  Ticker Symbol


                                   Semiannual
                                     Report

                                     5/31/08

                          [LOGO] PIONEER
                                 Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                        2
Portfolio Management Discussion                                              4
Portfolio Summary                                                            8
Prices and Distributions                                                     9
Performance Update                                                          10
Comparing Ongoing Fund Expenses                                             15
Schedule of Investments                                                     17
Financial Statements                                                        35
Notes to Financial Statements                                               44
Approval of Investment Advisory Agreement                                   56
Trustees, Officers and Service Providers                                    61

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They are particularly useful guides to keep in mind today, at a time when markets around the globe are being buffeted by problems in the financial and real estate industries and by concerns about a slowing economy.

After an extended period of steady economic growth with sustained low unemployment and low inflation, the U.S. economy ran into difficulty as 2007 drew to a close. Investors in subprime mortgages were forced to mark down the value of their assets, imperiling leveraged balance sheets. The ensuing credit crunch forced central banks in the United States and Europe to assume the role of "lender of last resort" to keep credit markets functioning. Conditions worsened in the first quarter of 2008, as falling prices, margin calls and deleveraging continued, and while the auction rate preferred market seized up. The U.S. Federal Reserve expanded its lender-of-last-resort role to include lending to primary dealers, and continued to cut interest rates. By then, recession talk was widespread as concern grew that falling home prices, rising unemployment, sharply rising food and energy prices, and disruptions in financial markets posed a significant threat to economic growth.

Markets reacted poorly to the developments leading up to the near failure of Bear Stearns, with fixed-income credit spreads (the difference in rates between corporate and U.S. government bonds) widening dramatically and stock markets declining, wiping out the positive returns markets had delivered in the preceding year. Treasury bond prices rose as the market underwent a flight to quality. In the eleven weeks between the Bear Stearns event and the end of May 2008, though, there were no further market crises, recession fears faded in light of positive economic news, and stock markets rallied, recouping some of their first-quarter losses, while Treasury bond prices fell back.

The Dow Jones Industrial Average and Standard & Poor's 500 Index each fell 4%, and the NASDAQ Composite Index fell 5% over the six-month period ending May 31, 2008. The MSCI EAFE Developed Market Index of international stock markets fell 5%, and the MSCI Emerging Markets Index fell 2%. The U.S. investment-grade bond market, as measured by the Lehman Brothers Aggregate Bond Index,

Letter

rose 1% over the six-month period while the U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, rose 2%.

A weak U.S. dollar and substantial fiscal and monetary stimulus are potent support for the economy. Markets remain volatile, and falling risk tolerances and deleveraging may depress asset prices in the short term, but equity and corporate bond valuations look attractive over a longer time horizon unless the U.S. economy falls into a severe and protracted recession.

Sudden swings in the markets are always to be expected, but they are difficult to time. Maintaining a long-term time horizon, being diversified, and paying attention to asset allocation are important investment principles. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective, and to adhere to a strategic plan rather than letting emotions drive investment decisions.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/08
--------------------------------------------------------------------------------

Recession fears that depressed stocks early in the six-month period ended May 31, 2008 yielded to more hopeful economic data, improving the market's tone by the spring. Fund returns suffered as investors preferred growth stocks over value in late 2007 and early 2008. Results in the energy sector were also disappointing.

Here, portfolio managers Peter Wiley and Scott Zilora review the Fund's performance and activity during the six-month period and discuss their current outlook.

Q: Please describe the investment background over the six-month period ended May 31, 2008.

A: As the credit crisis broadened and deepened, the economy seemed headed toward recession; only its severity remained in doubt. And when employment numbers and housing market conditions continued to worsen, even the more optimistic economists tempered their forecasts. But jobs data appeared to stabilize as the six-month period unfolded. In addition, both gross domestic product (GDP), a broad measure of economic output, and corporate earnings levels remained favorable. Recession fears began to moderate, aided considerably by the U.S. Federal Reserve Board's (the Fed's) aggressive rate cuts and unprecedented moves aimed at calming the credit markets. As a result, market participants grew less risk-averse and equity valuations firmed.

Q:   How did the Fund perform over the six-month period ended May 31, 2008?

A: Pioneer Small Cap Value Fund's Class A shares had a total return of -4.14% at net asset value for the six months ended May 31, 2008. The Fund's benchmark, the Russell 2000 Index (the Russell Index), had a return of -1.87% for the same period; and the Russell 2000 Value Index returned -1.12%. Also during the same six-month period, the average return of the 824 funds in Lipper's Small Cap Core Funds category was -2.16%.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     The performance data quoted represent past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: Which of your strategies or holdings had a beneficial impact on the Fund's performance during the six-month period ended May 31, 2008?

A: Although the Fund was modestly underweight in consumer discretionary issues relative to the Russell Index, positive stock selection in the sector led to favorable returns. Retail was an area of particular strength. Big Lots, a discount retailer, purchases closeout items from other retailers and then resells them at reduced prices. Big Lots enjoyed strong same-store sales growth, a key retail measure, while controlling inventory well and maintaining a strong balance sheet. In addition, management expects to open new stores profitably by taking advantage of soft prices in the commercial real estate market. Snap-On, which makes and markets tools and other equipment for professional users, was the second-best performer in the consumer discretionary sector. The company's performance got a boost from better-than-expected earnings, driven by increased revenues and expanded operating margins in 2007 compared to the year before. Same-store sales also strengthened at Aeropostale, which markets casual clothes to pre-teen and teenage boys and girls. Aeropostale believes it can further expand gross margins through astute inventory management. Shares of Radio Shack and Priceline.com also climbed.

     Successful stock selection also keyed positive returns among financial issues despite the severe challenges that the sector has faced. With the broader financial arena likely to remain under pressure, our strategy has been to buy the highest-quality companies - those with very strong lending standards and minimal exposure to construction and development lending. We also weighed regional factors, avoiding the states of California and Florida, where real estate values have generally suffered the sharpest declines. Instead we concentrated on regions where property values have held up well and where pricing never reached the levels that brought difficulties elsewhere. We also sought well-managed companies with a commitment to avoiding the problems that plagued so many banks. Firms like Prosperity Financial and

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/08                            (continued)
--------------------------------------------------------------------------------

     Sterling Financial benefited from sound business practices and the healthy Texas economy. Banks based in Hawaii, a market geographically isolated from the issues affecting other parts of the country, also performed well.

     Strengthening fundamentals in the steel business are being fed by sharply higher prices. Increasing global demand has helped offset slackening conditions in the United States, while China's decision to halt exports and cut production was a boost to manufacturers in other countries. These vigorous business conditions aided AK Steel and Steel Dynamics, both of which added to Fund returns.

Q: Which holdings or sectors hurt the Fund's overall performance over the six-month period?

A: The semiannual reporting period's major negative arose from the energy sector, where oil refining stocks declined. Crack spreads (the difference between the cost of oil and the price at which a refiner sells gasoline) have been narrow over the past several months, squeezing profits and driving down shares of Western Refining, which was subsequently eliminated from the portfolio, and Frontier Oil. Crack spreads had begun to widen as the period drew to a close. Much of the Fund's underperformance for the period traces back to difficulties the portfolio experienced in the latter part of 2007, but Fund results have recovered somewhat since the beginning of 2008 and have tracked much closer to the Russell Index in recent months.

Q:   What is your outlook, and how are you positioning the Fund?

A: Our view, as expressed in the Fund's recent annual report from November 2007, has proved out. Rising energy costs, slumping consumer confidence and the end of easy access to money through rising home values have continued to weigh on the markets. We believe current volatile conditions, with stocks sometimes driven down by market weakness or temporary earnings shortfalls, is an attractive environment for seeking attractively valued stocks with strong investment potential. And with the economy languishing, more investors may now be more likely to seek out value in the kinds of stocks that are the target of our research focus.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Investments in small companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 5/31/08
--------------------------------------------------------------------------------


Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data was represented as a pie chart in the printed material]

U.S. Common Stocks                                       76.0%
Temporary Cash Investments                               21.6%
Exchange Traded Funds                                     2.4%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following data was represented as a pie chart in the printed material]

Industrials                                              19.8%
Financials                                               18.3%
Information Technology                                   16.0%
Consumer Discretionary                                   12.5%
Health Care                                              11.8%
Energy                                                    7.3%
Materials                                                 5.2%
Utilities                                                 4.8%
Consumer Staples                                          3.6%
Telecommunication Services                                0.7%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.   Prosperity Bancshares, Inc.                                   1.16%
 2.   BOK Financial Corp.                                           1.09
 3.   Bank of Hawaii Corp.                                          1.09
 4.   Sterling Bancshares, Inc.                                     1.07
 5.   iShare Dow Jones U.S. Real Estate Index Fund                  1.05
 6.   Dow Jones Wilshire Real Estate Investment Trust Exchange
        Traded Fund                                                 1.04
 7.   iShares Cohen & Steers Realty Majors Index Fund               1.03
 8.   Thoratec Corp.                                                0.89
 9.   Chordiant Software, Inc.                                      0.87
10.   Basic Energy Services, Inc.                                   0.78

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------


Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class   5/31/08   11/30/07
------- --------- ---------
    A    $23.17    $24.17
    B    $20.03    $20.98
    C    $21.49    $22.50
    R    $22.90    $23.92
    Y    $23.82    $24.78


Distributions Per Share
--------------------------------------------------------------------------------

                     12/1/07 - 5/31/08
        -------------------------------------------
             Net
         Investment     Short-Term      Long-Term
 Class     Income     Capital Gains   Capital Gains
------- ------------ --------------- --------------
   A     $       -     $       -       $       -
   B     $       -     $       -       $       -
   C     $       -     $       -       $       -
   R     $       -     $       -       $       -
   Y     $       -     $       -       $       -


--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

The Russell 2000 Index measures the performance of U.S. small-cap stocks. The Russell 2000 Value Index measures the performance of U.S. small-cap value stocks. The Russell 2000 Value Index is now the Fund's secondary benchmark index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/08                               CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small Cap Value Fund at public offering price, compared to that of the Russell 2000 Index and Russell 2000 Value Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of May 31, 2008)
                          Net Asset     Public
                            Value      Offering
Period                      (NAV)     Price (POP)
10 Years                      9.90%      9.25%
5 Years                      11.79       10.47
1 Year                      -15.77      -20.61
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2008)
                              Gross        Net
                              1.49%       1.49%
--------------------------------------------------------------------------------

[The following data was represented as a mountain graph in the printed material]

                 Pioneer
                Small Cap    Russell 2000   Russell 2000
                Value Fund      Index       Value Index
5/98            $ 9,425       $10,000        $10,000
5/00            $11,697       $10,696        $ 9,024
5/02            $15,760       $11,248        $13,478
5/04            $17,967       $13,456        $16,310
5/06            $25,020       $17,471        $22,195
5/08            $24,215       $18,589        $22,604

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/08                              CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small Cap Value Fund, compared to that of the Russell 2000 Index and Russell 2000 Value Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of May 31, 2008)
                             If           If
Period                      Held       Redeemed
10 Years                      9.04%       9.04%
5 Years                      10.87       10.87
1 Year                      -16.47      -19.05
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2008)
                              Gross        Net
                              2.36%       2.36%
--------------------------------------------------------------------------------

[The following data was represented as a mountain graph in the printed material]

                 Pioneer
                Small Cap    Russell 2000   Russell 2000
                Value Fund      Index       Value Index
5/98            $10,000       $10,000        $10,000
5/00            $12,239       $10,696        $ 9,024
5/02            $16,246       $11,248        $13,478
5/04            $18,231       $13,456        $16,310
5/06            $24,985       $17,471        $22,195
5/08            $23,768       $18,589        $22,604

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/08                              CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small Cap Value Fund, compared to that of the Russell 2000 Index and Russell 2000 Value Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of May 31, 2008)
                             If           If
Period                      Held       Redeemed
Life-of-Class
9/28/01                      10.22%      10.22%
5 Years                      10.93       10.93
1 Year                      -16.44      -16.44
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2008)
                              Gross        Net
                              2.31%       2.31%
--------------------------------------------------------------------------------

[The following data was represented as a mountain graph in the printed material]

                 Pioneer
                Small Cap    Russell 2000   Russell 2000
                Value Fund      Index       Value Index
9/01            $10,000       $10,000        $10,000
5/02            $13,037       $12,142        $12,802
5/04            $14,644       $14,525        $15,491
5/06            $20,101       $18,860        $21,082
5/08            $19,140       $20,067        $21,470

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/08                              CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small Cap Value Fund, compared to that of the Russell 2000 Index and Russell 2000 Value Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of May 31, 2008)
                             If           If
Period                      Held       Redeemed
10 Years                      9.54%       9.54%
5 Years                      11.59       11.59
1 Year                      -15.99      -15.99
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2008)
                             Gross        Net
                              1.75%       1.75%
--------------------------------------------------------------------------------

[The following data was represented as a mountain graph in the printed material]

                 Pioneer
                Small Cap    Russell 2000   Russell 2000
                Value Fund      Index       Value Index
5/98            $10,000       $10,000       $10,000
5/00            $12,290       $10,696       $ 9,024
5/02            $16,395       $11,248       $13,478
5/04            $18,619       $13,456       $16,310
5/06            $25,871       $17,471       $22,195
5/08            $24,865       $18,589       $22,604

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of the Fund's Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/08                               CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small Cap Value Fund, compared to that of the Russell 2000 Index and Russell 2000 Value Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of May 31, 2008)
                             If           If
Period                      Held       Redeemed
10 Years                     10.12%      10.12%
5 Years                      12.24       12.24
1 Year                      -15.34      -15.34
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2008)
                              Gross        Net
                              0.99%       0.99%
--------------------------------------------------------------------------------

[The following data was represented as a mountain graph in the printed material]

                 Pioneer
                Small Cap    Russell 2000   Russell 2000
                Value Fund      Index       Value Index
5/98            $10,000       $10,000       $10,000
5/00            $12,414       $10,696       $ 9,024
5/02            $16,726       $11,248       $13,478
5/04            $19,068       $13,456       $16,310
5/06            $26,807       $17,471       $22,195
5/08            $26,215       $18,589       $22,604

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares when redeemed may be worth more or less than their original cost. Performance for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Small Cap Value Fund

Based on actual returns from December 1, 2007 through May 31, 2008.


Share Class                    A              B              C              R              Y
-----------------------------------------------------------------------------------------------
Beginning Account          $1,000.00      $1,000.00      $1,000.00      $1,000.00      $1,000.00
Value On 12/01/07

Ending Account             $  958.60      $  954.70      $  955.10      $  957.40      $  961.30
Value (after expenses)
On 5/31/08

Expenses Paid              $    7.44      $   11.87      $   11.29      $    8.61      $    4.71
During Period*

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.52%, 2.43%, 2.31%, 1.76% and 0.96% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Small Cap Value Fund

Based on a hypothetical 5% return per year before expenses, reflect ing the period from December 1, 2007 through May 31, 2008.


Share Class                    A              B              C              R              Y
-----------------------------------------------------------------------------------------------
Beginning Account          $1,000.00      $1,000.00      $1,000.00      $1,000.00      $1,000.00
Value On 12/01/07

Ending Account             $1,017.40      $1,012.85      $1,013.45      $1,016.20      $1,020.20
Value (after expenses)
On 5/31/08

Expenses Paid              $    7.67      $   12.23      $   11.63      $    8.87      $    4.85
During Period*

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.52%, 2.43%, 2.31%, 1.76% and 0.96% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/08 (unaudited)
--------------------------------------------------------------------------------

   Shares                                                  Value
            COMMON STOCKS - 94.3%
            Energy - 7.1%
            Oil & Gas Drilling - 0.7%
564,300     Grey Wolf, Inc.*                        $  4,418,469
                                                    ------------
            Oil & Gas Equipment & Services - 2.7%
160,700     Basic Energy Services, Inc.*(b)         $  4,623,339
283,000     Cal Dive International, Inc.*(b)           3,956,340
200,949     Global Industries, Ltd.*                   3,466,370
259,700     Key Energy Services, Inc.*                 4,482,422
                                                    ------------
                                                    $ 16,528,471
                                                    ------------
            Oil & Gas Exploration & Production - 1.8%
 32,300     St. Mary Land & Exploration Co.         $  1,646,008
 65,700     Stone Energy Corp.*(b)                     4,440,006
 79,100     Swift Energy Co.*(b)                       4,559,324
                                                    ------------
                                                    $ 10,645,338
                                                    ------------
            Oil & Gas Refining & Marketing - 1.9%
106,600     Alon U.S.A. Energy, Inc. (b)            $  1,632,046
150,900     Frontier Oil Corp.                         4,543,599
 90,800     Holly Corp.                                3,854,460
 68,100     Tesoro Petroleum Corp.                     1,692,285
                                                    ------------
                                                    $ 11,722,390
                                                    ------------
            Total Energy                            $ 43,314,668
                                                    ------------
            Materials - 5.1%
            Diversified Chemical - 1.3%
199,600     Hercules, Inc.                          $  4,117,748
180,600     Olin Corp. (b)                             4,063,500
                                                    ------------
                                                    $  8,181,248
                                                    ------------
            Diversified Metals & Mining - 0.3%
113,200     Horsehead Holding Corp.*                $  1,590,460
                                                    ------------
            Fertilizers & Agricultural Chemicals - 0.6%
 89,000     Terra Industries, Inc. (b)              $  3,883,070
                                                    ------------
            Paper Packaging - 0.7%
116,500     Rock - Tenn Co.                         $  4,157,885
                                                    ------------

The accompanying notes are an integral part of these financial statements.   17

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------

   Shares                                                  Value
            Specialty Chemicals - 1.2%
147,900     H.B. Fuller Co. (b)                     $  3,678,273
 48,700     NewMarket Corp.*                           3,811,749
                                                    ------------
                                                    $  7,490,022
                                                    ------------
            Steel - 1.0%
 22,300     AK Steel Holding Corp. (b)              $  1,583,300
 62,200     Reliance Steel & Aluminum                  4,227,734
                                                    ------------
                                                    $  5,811,034
                                                    ------------
            Total Materials                         $ 31,113,719
                                                    ------------
            Capital Goods - 11.8%
            Aerospace & Defense - 1.0%
 86,400     Cubic Corp.                             $  2,184,192
 68,900     Teledyne Technologies, Inc.*               3,836,352
                                                    ------------
                                                    $  6,020,544
                                                    ------------
            Building Products - 0.9%
 71,500     Apogee Enterprise, Inc.                 $  1,697,410
119,800     Lennox International, Inc.                 3,859,956
                                                    ------------
                                                    $  5,557,366
                                                    ------------
            Construction & Engineering - 2.0%
152,414     EMCOR Group, Inc.*                      $  4,473,351
115,900     Granite Construction, Inc.                 4,238,463
 96,800     Perini Corp.*(b)                           3,725,832
                                                    ------------
                                                    $ 12,437,646
                                                    ------------
            Construction & Farm Machinery & Heavy Trucks - 0.6%
 95,000     The Toro Co. (b)                        $  3,712,600
                                                    ------------
            Electrical Component & Equipment - 2.6%
 85,500     Acuity Brands, Inc. (b)                 $  4,552,875
 65,000     Encore Wire Corp.*(b)                      1,472,250
 83,200     Hubbell, Inc. (Class B)                    3,891,264
 32,700     Regal-Beloit Corp.                         1,520,550
102,000     Superior Essex, Inc.*                      4,437,000
                                                    ------------
                                                    $ 15,873,939
                                                    ------------
            Industrial Conglomerates - 0.4%
281,900     Cardiome Pharma Corp.*(b)               $  2,616,032
                                                    ------------

18  The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                  Value
            Industrial Machinery - 3.3%
115,600     Actuant Corp.*(b)                       $  4,220,556
134,300     Columbus McKinnon*                         3,828,893
 92,700     Crane Co.                                  4,231,755
 84,795     Dynamic Materials Corp.*                   3,678,407
119,300     L.B. Foster Co.*                           4,083,639
                                                    ------------
                                                    $ 20,043,250
                                                    ------------
            Trading Companies & Distributors - 1.0%
149,100     Applied Industrial Technologies, Inc.   $  4,110,687
 37,100     Wesco International, Inc.*                 1,643,901
                                                    ------------
                                                    $  5,754,588
                                                    ------------
            Total Capital Goods                     $ 72,015,965
                                                    ------------
            Commercial Services & Supplies - 5.7%
            Commercial Printing - 0.6%
171,600     Deluxe Corp. (b)                        $  3,866,148
                                                    ------------
            Human Resource & Employment Services - 1.9%
144,408     Administaff, Inc.                       $  4,031,871
110,400     Heidrick & Struggles International (b)     3,162,960
310,700     TrueBlue, Inc.*(b)                         4,523,792
                                                    ------------
                                                    $ 11,718,623
                                                    ------------
            Office Services & Supplies - 3.2%
209,200     American Reprographics Co.*             $  3,826,268
159,100     HNI Corp. (b)                              3,990,228
299,400     Knoll, Inc.                                4,440,102
165,100     Miller Herman, Inc. (b)                    4,094,480
 72,500     United Stationers, Inc.*(b)                3,069,650
                                                    ------------
                                                    $ 19,420,728
                                                    ------------
            Total Commercial Services & Supplies    $ 35,005,499
                                                    ------------
            Transportation - 1.7%
            Air Freight & Couriers - 1.1%
 63,600     Atlas Air Worldwide Holdings, Inc.*     $  3,936,840
130,800     Pacer International, Inc.*                 2,937,768
                                                    ------------
                                                    $  6,874,608
                                                    ------------

The accompanying notes are an integral part of these financial statements.   19

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------

    Shares                                                 Value
             Marine - 0.4%
 57,407      TBS International, Ltd.*(b)            $  2,674,018
                                                    ------------
             Trucking - 0.2%
 26,800      Con-Way, Inc.*(b)                      $  1,308,108
                                                    ------------
             Total Transportation                   $ 10,856,734
                                                    ------------
             Automobiles & Components - 1.0%
             Auto Parts & Equipment - 0.4%
 99,800      Drew Industries, Inc.*(b)              $  2,193,604
                                                    ------------
             Automobile Manufacturers - 0.6%
149,000      Thor Industries, Inc. (b)              $  4,017,040
                                                    ------------
             Total Automobiles & Components         $  6,210,644
                                                    ------------
             Consumer Durables & Apparel - 6.3%
             Apparel, Accessories & Luxury Goods - 2.1%
 80,500      Columbia Sportswear Co. (b)            $  3,527,510
182,800      Maidenform Brands, Inc.*                  2,749,312
109,000      Movado Group, Inc.                        2,419,800
 88,900      Phillips-Van Heusen                       4,038,727
                                                    ------------
                                                    $ 12,735,349
                                                    ------------
             Footwear - 0.6%
129,400      Wolverine World Wide, Inc. (b)         $  3,715,074
                                                    ------------
             Household Appliances - 1.2%
 67,800      Snap-On, Inc.                          $  4,198,176
 59,400      Stanley Works (b)                         2,885,652
                                                    ------------
                                                    $  7,083,828
                                                    ------------
             Housewares & Specialties - 0.6%
 95,800      Tupperware Brands Corp.                $  3,669,140
                                                    ------------
             Leisure Products - 1.8%
117,000      Hasbro, Inc.                           $  4,240,080
108,100      JAKKS Pacific, Inc.*(b)                   2,551,160
 89,400      Polaris Industries, Inc. (b)              4,266,168
                                                    ------------
                                                    $ 11,057,408
                                                    ------------
             Total Consumer Durables & Apparel      $ 38,260,799
                                                    ------------

20   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Shares                                                 Value
             Consumer Services - 0.7%
             Education Services - 0.7%
 70,600      DeVry, Inc. (b)                        $  4,027,730
                                                    ------------
             Total Consumer Services                $  4,027,730
                                                    ------------
             Media - 1.1%
             Publishing - 1.1%
133,800      Interactive Data Corp.                 $  3,684,852
 90,900      Meredith Corp.                            2,982,429
                                                    ------------
                                                    $  6,667,281
                                                    ------------
             Total Media                            $  6,667,281
                                                    ------------
             Retailing - 3.2%
             Apparel Retail - 1.2%
114,562      Aeropostale, Inc.*(b)                  $  4,002,796
 84,300      J. Crew Group, Inc.*(b)                   3,141,861
                                                    ------------
                                                    $  7,144,657
                                                    ------------
             Catalog Retail - 0.6%
189,900      Systemax, Inc.*(b)                     $  3,680,262
                                                    ------------
             General Merchandise Stores - 0.7%
141,200      Big Lots, Inc.*(b)                     $  4,385,672
                                                    ------------
             Internet Retail - 0.7%
 31,100      Priceline.com, Inc.*(b)                $  4,183,883
                                                    ------------
             Total Retailing                        $ 19,394,474
                                                    ------------
             Food & Drug Retailing - 1.6%
             Food Distributors - 0.6%
 87,300      The Andersons, Inc. (b)                $  3,698,028
                                                    ------------
             Food Retail - 1.0%
149,400      Casey's General Stores, Inc. (b)       $  3,270,366
149,800      Winn-Dixie Stores, Inc.*(b)               2,703,890
                                                    ------------
                                                    $  5,974,256
                                                    ------------
             Total Food & Drug Retailing            $  9,672,284
                                                    ------------
             Food, Beverage & Tobacco - 2.0%
             Agricultural Products - 0.6%
110,300      Fresh Del Monte Produce, Inc.*         $  3,258,262
                                                    ------------

The accompanying notes are an integral part of these financial statements.   21

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------

   Shares                                                  Value
            Packaged Foods & Meats - 1.4%
138,900     Cal-Maine Foods, Inc. (b)               $  4,333,680
 87,600     Sanderson Farms, Inc. (b)                  4,373,868
                                                    ------------
                                                    $  8,707,548
                                                    ------------
            Total Food, Beverage & Tobacco          $ 11,965,810
                                                    ------------
            Health Care Equipment & Services - 6.8%
            Health Care Distributors - 0.6%
 75,300     Owens & Minor, Inc. (b)                 $  3,575,244
                                                    ------------
            Health Care Equipment - 1.6%
104,600     Kinetic Concepts, Inc.*                 $  4,542,778
318,400     Thoratec Corp.*(b)                         5,263,152
                                                    ------------
                                                    $  9,805,930
                                                    ------------
            Health Care Facilities - 2.0%
162,400     Amsurg Corp.*                           $  4,430,272
273,100     Sun Healthcare Group*                      3,921,716
124,600     VCA Antech, Inc.*                          3,908,702
                                                    ------------
                                                    $ 12,260,690
                                                    ------------
            Health Care Services - 1.7%
 43,100     Air Methods Corp.*                      $  1,661,074
 76,200     Amedisys, Inc.*(b)                         3,871,722
 82,800     Chemed Corp. (b)                           2,999,016
 37,500     DaVita, Inc.*                              1,945,500
                                                    ------------
                                                    $ 10,477,312
                                                    ------------
            Health Care Supplies - 0.2%
 56,100     Cynosure, Inc.*(b)                      $  1,376,133
                                                    ------------
            Health Care Technology - 0.7%
297,000     Omnicell, Inc.*                         $  3,944,160
                                                    ------------
            Total Health Care Equipment & Services  $ 41,439,469
                                                    ------------

22   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                  Value
            Pharmaceuticals & Biotechnology - 4.7%
            Biotechnology - 2.0%
258,600     Alkermes, Inc.*                         $  3,276,462
 35,400     BioMarin Pharmaceutical, Inc.*(b)          1,351,218
195,975     Cubist Pharmaceuticals, Inc.*              3,735,284
 42,100     United Therapeutics Corp.*(b)              4,020,971
                                                    ------------
                                                    $ 12,383,935
                                                    ------------
            Life Sciences Tools & Services - 0.3%
 72,100     Parexel International Corp.*            $  1,772,939
                                                    ------------
            Pharmaceuticals - 2.4%
 89,700     Endo Pharmaceuticals Holdings, Inc.*    $  2,210,208
 70,200     Medicis Pharmaceutical Corp. (b)           1,669,356
214,700     Par Pharmaceutical Co., Inc.*              3,916,128
453,400     Salix Pharmaceuticals, Ltd.*(b)            3,482,112
315,900     ViroPharma, Inc.*(b)                       3,029,481
                                                    ------------
                                                    $ 14,307,285
                                                    ------------
            Total Pharmaceuticals & Biotechnology   $ 28,464,159
                                                    ------------
            Banks - 5.5%
            Regional Banks - 5.5%
119,500     Bank of Hawaii Corp. (b)                $  6,464,950
111,200     BOK Financial Corp.                        6,475,175
469,250     Cardinal Financial Corp.                   4,030,858
215,900     Prosperity Bancshares, Inc.                6,895,846
619,875     Sterling Bancshares, Inc.                  6,335,123
187,200     Texas Capital Bancshares, Inc.*            3,392,064
                                                    ------------
                                                    $ 33,594,016
                                                    ------------
            Total Banks                             $ 33,594,016
                                                    ------------
            Diversified Financials - 2.5%
            Asset Management & Custody Banks - 0.6%
 96,400     Federated Investors, Inc.*              $  3,548,484
                                                    ------------
            Investment Banking & Brokerage - 1.3%
327,800     GFI Group, Inc.                         $  3,881,152
185,100     OptionsXpress Holdings, Inc.*              4,227,684
                                                    ------------
                                                    $  8,108,836
                                                    ------------

The accompanying notes are an integral part of these financial statements.   23

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------

    Shares                                                 Value
             Specialized Finance - 0.6%
 97,600      Nasdaq Stock Market, Inc.*             $  3,418,928
                                                    ------------
             Total Diversified Financials           $ 15,076,248
                                                    ------------
             Insurance - 3.4%
             Property & Casualty Insurance - 0.6%
251,600      Amersafe, Inc.*                        $  3,997,924
                                                    ------------
             Reinsurance - 2.8%
 85,675      IPC Holdings, Ltd. (b)                 $  2,433,170
142,400      Max Capital Group, Ltd.                   3,434,688
106,600      Odyssey Re Holdings Corp. (b)             4,001,763
111,500      Platinum Underwriter Holdings, Ltd. (b)   3,954,905
149,200      Validus Holdings, Ltd.                    3,121,264
                                                    ------------
                                                    $ 16,945,790
                                                    ------------
             Total Insurance                        $ 20,943,714
                                                    ------------
             Real Estate - 3.3%
             Office Real Estate Investment Trusts - 1.2%
145,861      BioMed Property Trust, Inc. (b)        $  3,833,227
 92,500      Highwoods Properties, Inc.                3,330,000
                                                    ------------
                                                    $  7,163,227
                                                    ------------
             Residential Real Estate Investment Trusts - 0.5%
 61,900      Home Properties, Inc.*(b)              $  3,169,280
                                                    ------------
             Retail Real Estate Investment Trusts - 0.5%
139,200      Realty Income Corp. (b)                $  3,410,400
                                                    ------------
             Specialized Real Estate Investment Trusts - 1.1%
 95,200      Healthcare Realty Trust, Inc.          $  2,527,560
119,500      Nationwide Health Properties, Inc. (b)    4,078,535
                                                    ------------
                                                    $  6,606,095
                                                    ------------
             Total Real Estate                      $ 20,349,002
                                                    ------------

24  The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                    Value
            Software & Services - 7.5%
            Application Software - 2.4%
225,900     Cadence Design System, Inc.*(b)         $  2,624,958
 43,700     MicroStrategy, Inc.*                       3,478,957
224,600     Parametric Technology Corp.*               4,217,988
168,800     Synopsys, Inc.*                            4,447,880
                                                    ------------
                                                    $ 14,769,783
                                                    ------------
            Internet Software & Services - 2.5%
808,000     Chordiant Software, Inc.*               $  5,187,360
175,992     DivX, Inc.*(b)                             1,722,962
144,800     J2 Global Communications, Inc.*            3,840,096
346,900     United Online, Inc.                        4,242,587
                                                    ------------
                                                    $ 14,993,005
                                                    ------------
            Systems Software - 2.6%
112,100     BMC Software, Inc.*                     $  4,495,210
112,700     Commvault Systems*                         1,973,377
 94,500     Macrovision Corp.*(b)                      1,278,585
128,700     Progress Software Corp.*(b)                4,007,718
133,475     Sybase, Inc.*(b)                           4,273,870
                                                    ------------
                                                    $ 16,028,760
                                                    ------------
            Total Software & Services               $ 45,791,548
                                                    ------------
            Technology Hardware & Equipment - 5.6%
            Semiconductor Equipment - 0.7%
577,000     Kulicke & Soffa Industries*(b)          $  4,085,160
                                                    ------------
            Communications Equipment - 0.6%
162,000     Plantronics, Inc.                       $  3,934,980
                                                    ------------
            Computer Storage & Peripherals - 1.4%
117,300     Lexmark International Group, Inc.*      $  4,323,678
432,244     Novatel Wireless, Inc.*(b)                 4,456,436
                                                    ------------
                                                    $  8,780,114
                                                    ------------
            Electronic Manufacturing Services - 0.9%
209,700     Benchmark Electronics, Inc.*(b)         $  3,726,369
135,400     Jabil Circuit, Inc.                        1,722,288
                                                    ------------
                                                    $  5,448,657
                                                    ------------

The accompanying notes are an integral part of these financial statements.   25

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/08 (unaudited)                         (continued)
--------------------------------------------------------------------------------

    Shares                                                 Value
             Technology Distributors - 2.0%
 59,700      Anixter International, Inc.*(b)        $  3,881,097
117,600      Arrow Electronics, Inc.*                  3,605,616
 56,400      Avnet, Inc.*                              1,664,928
222,500      Insight Enterprises, Inc.*                2,981,500
                                                    ------------
                                                    $ 12,133,141
                                                    ------------
             Total Technology Hardware & Equipment  $ 34,382,052
                                                    ------------
             Semiconductors - 2.4%
             Semiconductors - 2.4%
341,500      Amkor Technology, Inc.*                $  3,640,390
613,000      Atmel Corp.*                              2,740,110
250,300      Omnivision Technologies*(b)               4,054,860
540,500      Trident Microsystems, Inc.*               2,534,945
111,400      Zoran Corp.*                              1,629,782
                                                    ------------
                                                    $ 14,600,087
                                                    ------------
             Total Semiconductors                   $ 14,600,087
                                                    ------------
             Telecommunication Services - 0.6%
             Alternative Carriers - 0.6%
210,700      Time Warner Telecom*                   $  3,940,090
                                                    ------------
             Total Telecommunication Services       $  3,940,090
                                                    ------------
             Utilities - 4.7%
             Electric Utilities - 1.3%
172,400      El Paso Electric Co.*(b)               $  3,725,564
158,700      Great Plains Energy, Inc.                 4,162,701
                                                    ------------
                                                    $  7,888,265
                                                    ------------
             Gas Utilities - 1.4%
 59,000      Energen Corp.                          $  4,422,050
146,900      UGI Corp.                                 3,963,362
                                                    ------------
                                                    $  8,385,412
                                                    ------------

26  The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Shares                                                   Value
             Multi-Utilities - 2.0%
106,700      Alliant Energy Corp.                   $ 4,005,519
108,000      Centerpoint Energy, Inc.                  1,829,520
113,900      MDU Resources Group, Inc.                 3,762,117
 79,200      OGE Energy Corp.                          2,657,160
                                                    ------------
                                                    $ 12,254,316
                                                    ------------
             Total Utilities                        $ 28,527,993
                                                    ------------
             TOTAL COMMON STOCKS
             (Cost $573,078,286)                    $575,613,985
                                                    ------------
             EXCHANGE TRADED FUNDS - 3.0%
             Real Estate - 3.0%
             Real Estate Investment Trusts - 3.0%
 83,100      Dow Jones Wilshire Real Estate Investment Trust
               Exchange Traded Fund (b)             $  6,185,964
 89,861      iShare Dow Jones U.S. Real Estate
               Index Fund (b)                          6,239,948
 72,400      iShares Cohen & Steers Realty Majors
               Index Fund (b)                          6,146,760
                                                    ------------
                                                    $ 18,572,672
                                                    ------------
             Total Real Estate                      $ 18,572,672
                                                    ------------
             TOTAL EXCHANGE TRADED FUNDS
             (Cost $23,485,979)                     $ 18,572,672
                                                    ------------

Principal
   Amount
             TEMPORARY CASH INVESTMENTS - 26.9%
             Repurchase Agreements - 2.9%
$3,490,000   Bank of America, 2.25%, dated 5/30/08,
             repurchase price of $3,490,000 plus accrued
             interest on 6/3/08 collateralized by the following:
               $4,842,237 Federal National Mortgage
                 Association, 5.0%, 7/1/35
               $154,084 Government National Mortgage
                 Association II, 6.0%, 5/20/38                      $  3,490,000

The accompanying notes are an integral part of these financial statements.   27

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------

      Principal
         Amount                                                            Value
             Repurchase Agreements - (continued)
$3,490,000   Barclays Plc, 2.25%, dated 5/30/08, repurchase
             price of $3,490,000 plus accrued interest on
             6/3/08 collateralized by the following:
               $714,268 Federal National Mortgage
                 Association (ARM), 5.519%, 3/1/36
               $2,080,842 Federal National Mortgage
                 Association, 4.5 - 5.5%, 12/1/37 - 4/1/38
               $1,430,328 Freddie Mac Giant, 5.5 - 6.0%,
                 1/1/35 - 2/1/38                                    $  3,490,000
 3,490,000   Deutsche Bank, 2.35%, dated 5/30/08,
             repurchase price of $3,490,000 plus accrued
             interest on 6/2/08 collateralized by the following:
               $319,985 Federal National Mortgage
                 Association (ARM), 4.778 - 5.565%,
                 6/1/16 - 5/1/37
               $2,999,466 Freddie Mac Giant, 5.0 - 6.5%,
                 4/1/19 - 6/1/38
               $1,535,610 U.S Treasury Strip, 0.0%, 8/15/25            3,490,000
 3,490,000   JP Morgan, 2.32%, dated 5/30/08, repurchase
             price of $3,490,000 plus accrued interest on
             6/2/08 collateralized by $5,426,516 Federal
             National Mortgage Association, 4.5 - 6.0%,
             4/1/23 - 5/1/36                                           3,490,000
 3,490,000   Merrill Lynch, 2.32%, dated 5/30/08, repurchase
             price of $3,490,000 plus accrued interest on
             6/2/08 collateralized by $3,538,288 Freddie Mac
             Giant, 5.5 - 6.0%, 5/1/38                                 3,490,000
                                                                    ------------
                                                                    $ 17,450,000
                                                                    ------------

28  The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Principal
    Amount                                                             Value
                  Security Lending Collateral - 24.0% (c)
                  Certificates of Deposit:
$  3,098,451      American Express, 2.72%, 8/8/08                   $   3,098,451
     835,203      Banco Santander NY, 2.80%, 10/7/08                      835,203
   2,321,946      Banco Santander NY, 3.09%, 12/22/08                   2,321,946
   3,478,866      Bank Bovespa NY, 2.705%, 8/8/08                       3,478,866
   2,319,200      Bank of America, 2.80%, 8/22/08                       2,319,200
   2,318,338      Bank of Nova Scotia, 3.18%, 5/5/09                    2,318,338
   1,391,520      Bank of Scotland NY, 2.7%, 8/1/08                     1,391,520
   1,159,600      Bank of Scotland NY, 2.72%, 8/15/08                   1,159,600
   1,159,600      Bank of Scotland NY, 2.73%, 7/11/08                   1,159,600
     833,749      Bank of Scotland NY, 2.89%, 11/4/08                     833,749
   1,392,741      Bank of Scotland NY, 2.96%, 11/3/08                   1,392,741
   1,158,559      Bank of Scotland NY, 3.03%, 9/26/08                   1,158,559
   4,174,559      Barclays Bank, 3.18% 5/27/09                          4,174,559
   2,319,200      BNP Paribas NY, 2.88%, 7/23/08                        2,319,200
   1,948,128      Calyon NY, 2.64%, 9/29/08                             1,948,128
     735,277      Calyon NY, 2.69%, 1/16/09                               735,277
   1,391,552      Calyon NY, 2.85%, 8/25/08                             1,391,552
   2,319,200      Citibank, 2.85%, 7/29/08                              2,319,200
   1,924,936      Commonwealth Bank of Australia NY, 2.63%,
                    7/11/08                                             1,924,936
   1,948,128      Deutsche Bank Financial, 2.72%, 7/30/08               1,948,128
     927,842      Deutsche Bank Financial, 2.72%, 8/4/08                  927,842
     463,793      Dexia Bank NY, 2.65%, 8/12/08                           463,793
   1,901,762      Dexia Bank NY, 2.69%, 8/7/08                          1,901,762
   1,717,665      Dexia Bank NY, 3.37%, 9/29/08                         1,717,665
     199,141      Fortis, 3.11%, 9/30/08                                  199,141
     463,711      Fortis, 3.14%, 6/30/08                                  463,711
   4,248,774      Intesa SanPaolo S.p.A., 2.72%, 5/22/09                4,248,774
     774,628      Lloyds Bank, 2.58%, 6/9/08                              774,628
   2,022,342      Lloyds Bank, 2.61%, 7/11/08                           2,022,342
   1,159,600      Lloyds Bank, 2.61%, 8/18/08                           1,159,600
   1,577,056      Natixis, 2.83%, 8/4/08                                1,577,056
     267,861      Nordea NY, 2.72%, 4/9/09                                267,861

The accompanying notes are an integral part of these financial statements.   29

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------

 Principal
    Amount                                                                  Value
                  Security Lending Collateral - (continued)
$    222,186      Nordea NY, 2.73%, 12/1/08                         $     222,186
   2,319,200      Nordea NY, 2.81%, 8/29/08                             2,319,200
     370,948      Rabobank Nederland NY, 2.37%, 8/29/08                   370,948
   2,319,246      Rabobank Nederland NY, 2.58%, 6/9/08                  2,319,246
   1,159,600      Royal Bank of Canada NY, 2.57%, 7/15/08               1,159,600
     895,223      Skandinavian Enskilda Bank NY, 2.70%, 7/17/08           895,223
     462,551      Skandinavian Enskilda Bank NY, 3.06%, 2/13/09           462,551
     268,748      Skandinavian Enskilda Bank NY, 3.18%, 9/22/08           268,748
   1,924,936      Svenska Bank NY, 2.55%, 7/11/08                       1,924,936
     927,692      Svenska Bank NY, 2.70%, 7/17/08                         927,692
   2,922,192      Toronto Dominion Bank NY, 2.77%, 9/5/08               2,922,192
   2,133,664      Wachovia Bank, 2.82%, 6/9/08                          2,133,664
     462,565      Wachovia, 3.62%,10/28/08                                462,565
                                                                    -------------
                                                                    $  70,341,679
                                                                    -------------
                  Commercial Paper:
     711,220      Bank of America, 2.70%, 8/26/08                   $     711,220
     922,893      Bank of America, 2.88%, 8/11/08                         922,893
     693,628      CBA, 2.70%, 7/11/08                                     693,628
   1,844,733      CBA, 2.88%, 8/18/08                                   1,844,733
     462,569      Deutsche Bank Financial, 2.72%, 7/9/08                  462,569
     370,653      Deutsche Bank Financial, 2.88%, 6/16/08                 370,653
     555,950      HSBC, 2.67%, 6/16/08                                    555,950
     463,531      HSBC, 2.72%, 6/9/08                                     463,531
   2,299,010      HSBC, 2.88%, 9/29/08                                  2,299,010
     461,954      HSBC, 2.89%, 7/21/08                                    461,954
     857,592      IBM, 3.18%, 2/13/09                                     857,592
   2,319,200      IBM, 3.18%, 6/26/09                                   2,319,200
   1,845,463      ING, 2.70%, 8/13/08                                   1,845,463
     463,640      Lloyds Bank, 2.88%, 6/6/08                              463,640
   2,858,227      Macquarie Bank, 2.87%, 6/26/08                        2,858,227
     463,508      Macquarie Bank, 2.87%, 6/9/08                           463,508
     693,557      Natixis, 2.87%, 7/10/08                                 693,557
     692,783      Natixis, 2.87%, 7/21/08                                 692,783
     463,528      PARFIN, 2.70%, 6/9/08                                   463,528

30  The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Principal
         Amount                                                             Value
                  Security Lending Collateral - (continued)
$    570,287      PARFIN, 3.18%, 8/1/08                             $     570,287
     463,505      RAB USA, 2.61%, 6/10/08                                 463,505
     916,772      Royal Bank of Scotland, 2.66%, 10/21/08                 916,772
     444,893      Royal Bank of Scotland, 3.00%, 6/12/08                  444,893
   1,153,976      Societe Generale, 2.93%, 7/30/08                      1,153,976
     462,620      Societe Generale, 2.98%, 7/2/08                         462,620
   1,844,152      Societe Generale, 3.18%, 8/22/08                      1,844,152
     922,731      Societe Generale, 3.18%, 8/5/08                         922,731
     922,884      SVSS NY, 3.18%, 8/11/08                                 922,884
   2,079,041      Unicredit Group, 2.89%, 7/17/08                       2,079,041
   3,942,629      WestPac, 3.18%, 6/1/09                                3,942,629
                                                                    -------------
                                                                    $  33,167,129
                                                                    -------------
                  Mutual Funds:
   2,783,040      BlackRock Liquidity Money Market Fund, 3.18%      $   2,783,040
   2,783,040      Dreyfus Preferred Money Market Fund, 3.18%            2,783,040
                                                                    -------------
                                                                    $   5,566,080
                                                                    -------------
                  Tri-party Repurchase Agreements:
   9,276,798      ABN AMRO, 2.2%, 6/2/08                            $   9,276,798
   1,375,425      Barclays Bank, 2.2%, 6/2/08                           1,375,425
   4,638,399      Deutsche Bank, 2.3%, 6/2/08                           4,638,399
  11,595,998      Lehman Brothers, 2.2%, 6/2/08                        11,595,998
   9,276,798      Merrill Lynch, 2.2%, 5/1/08                           9,276,798
                                                                    -------------
                                                                    $  36,163,418
                                                                    -------------
                  Other:
   1,384,666      ABS CFAT 2008-A A1, 2.88%, 12/22/08               $   1,384,666
                                                                    -------------
                                                                    $ 146,622,972
                                                                    -------------
                  TOTAL TEMPORARY CASH INVESTMENTS
                  (Cost $164,072,972)                               $ 164,072,972
                                                                    -------------
                  TOTAL INVESTMENT IN SECURITIES - 124.2%
                  (Cost $760,644,349)(a)                            $ 758,259,629
                                                                    -------------
                  OTHER ASSETS AND LIABILITIES - (24.2)%            $(147,588,968)
                                                                    -------------
                  TOTAL NET ASSETS - 100.0%                         $ 610,670,661
                                                                    =============

The accompanying notes are an integral part of these financial statements.   31

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------

*       Non-income producing security.

(a) At May 31, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $761,604,965 was as follows:

       Aggregate gross unrealized gain for all investments in which there is
       an excess of value over tax cost                                         $ 51,478,749
                                                                                ------------
       Aggregate gross unrealized loss for all investments in which there is
       an excess of tax cost over value                                          (54,824,085)
                                                                                ------------
       Net unrealized loss                                                      $ (3,345,336)
                                                                                ============

(b)     At May 31, 2008, the following securities were out on loan:


     Shares     Description                                                Value
      9,000     Actuant Corp.*                                      $    328,590
     83,000     Acuity Brands, Inc.                                    4,419,750
    111,300     Aeropostale, Inc.*                                     3,888,822
     20,878     AK Steel Holding Corp.                                 1,482,338
    104,150     Alon U.S.A. Energy, Inc.                               1,594,536
     14,000     Amedisys, Inc.*                                          711,340
     86,400     The Andersons, Inc.                                    3,659,904
      1,200     Anixter International, Inc.*                              78,012
     29,000     Bank of Hawaii Corp.                                   1,568,900
     77,000     Basic Energy Services, Inc.*                           2,215,290
     20,600     Benchmark Electronics, Inc.*                             366,062
    137,800     Big Lots, Inc.*                                        4,280,068
     23,000     BioMarin Pharmaceutical, Inc.*                           877,910
      9,600     BioMed Property Trust, Inc.                              252,288
    122,000     Cadence Design System, Inc.*                           1,417,640
     91,900     Cal Dive International, Inc.*                          1,284,762
    137,490     Cal-Maine Foods, Inc.                                  4,289,688
    157,600     Cardiome Pharma Corp.*                                 1,462,528
     21,500     Casey's General Stores, Inc.                             470,635
     13,500     Chemed Corp.                                             488,970
     78,600     Columbia Sportswear Co.                                3,444,252
     25,000     Con-Way, Inc.*                                         1,220,250
     16,000     Cynosure, Inc.*                                          392,480
      2,400     Deluxe Corp.                                              54,072
     28,200     DeVry, Inc.                                            1,608,810
    114,900     DivX, Inc.*                                            1,124,871
     21,200     Dow Jones Wilshire Real Estate Investment Trust
                  Exchange Traded Fund                                 1,578,128
     98,000     Drew Industries, Inc.*                                 2,154,040
      4,000     El Paso Electric Co.*                                     86,440
     64,300     Encore Wire Corp.*                                     1,456,395
    102,800     H.B. Fuller Co.                                        2,556,636
    108,000     Heidrick & Struggles International                     3,094,200
    157,237     HNI Corp.                                              3,943,504
      3,100     Home Properties, Inc.*                                   158,720
     15,100     IPC Holdings, Ltd.                                       428,840
     70,000     iShares Cohen & Steers Realty Majors Index Fund        5,943,000

32  The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Shares     Description                                             Value
      87,000     iShare Dow Jones U.S. Real Estate Index Fund     $  6,041,280
      82,000     J. Crew Group, Inc.*                                3,056,140
      21,000     JAKKS Pacific, Inc.*                                  495,600
     569,500     Kulicke & Soffa Industries*                         4,032,060
      53,000     Medicis Pharmaceutical Corp.                        1,260,340
      10,700     Miller Herman, Inc.                                   265,360
     104,900     Nationwide Health Properties, Inc.                  3,580,237
     419,500     Novatel Wireless, Inc.*                             4,325,045
       8,000     Odyssey Re Holdings Corp.                             300,320
      30,000     Olin Corp.                                            675,000
     230,000     Omnivision Technologies*                            3,726,000
      12,800     Owens & Minor, Inc.                                   607,744
       4,000     Perini Corp.*                                         153,960
      47,800     Platinum Underwriter Holdings, Ltd.                 1,695,466
      87,200     Polaris Industries, Inc.                            4,161,184
      27,450     Priceline.com, Inc.*                                3,692,849
      53,200     Progress Software Corp.*                            1,656,648
     137,700     Realty Income Corp.                                 3,373,650
     304,700     Salix Pharmaceuticals, Ltd.*                        2,340,096
      72,900     Sanderson Farms, Inc.                               3,639,897
      29,600     Macrovision Corp.*                                    400,488
       3,000     Stanley Works                                         145,740
       2,000     Stone Energy Corp.*                                   135,160
       4,100     Swift Energy Co.*                                     236,324
       9,500     Sybase, Inc.*                                         304,190
     187,300     Systemax, Inc.*                                     3,629,874
      41,400     TBS International, Ltd.*                            1,928,412
       1,800     Terra Industries, Inc.                                 78,534
     147,500     Thor Industries, Inc.                               3,976,600
      19,000     Thoratec Corp.*                                       314,070
      92,800     The Toro Co.                                        3,626,624
     128,500     TrueBlue, Inc.*                                     1,870,960
      70,000     United Stationers, Inc.*                            2,963,800
      40,000     United Therapeutics Corp.*                          3,820,400
       5,000     ViroPharma, Inc.*                                      47,950
     146,200     Winn-Dixie Stores, Inc.*                            2,638,910
      66,700     Wolverine World Wide, Inc.                          1,914,957
                                                                  ------------
                 Total                                            $141,494,540
                                                                  ============

(c)     Securities lending collateral is managed by Credit Suisse.

        Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2008 aggregated $488,822,677 and $588,769,918, respectively.

The accompanying notes are an integral part of these financial statements.   33

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------

FAS 157 Footnote Disclosures

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of May 31, 2008, in valuing the Fund's assets:

                                                   Investments       Other Financial
Valuation Inputs                                  in Securities       Instruments
------------------------------------------------------------------------------------
Level 1 - Quoted Prices                           $ 594,186,657            -
Level 2 - Other Significant Observable Inputs       164,072,972            -
Level 3 - Significant Unobservable Inputs                     -            -
                                                  -------------     -------------
Total                                             $ 758,259,629            -
                                                  =============     =============

34   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 5/31/08 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $141,494,540) (cost $760,644,349)                             $ 758,259,629
  Cash                                                                  966,610
  Receivables -
    Fund shares sold                                                    187,993
    Dividends and interest                                              571,055
  Other                                                                  57,467
                                                                  -------------
     Total assets                                                 $ 760,042,754
                                                                  -------------
LIABILITIES:
  Payables -
    Investment securities purchased                               $      82,093
    Fund shares repurchased                                           2,171,185
    Upon return of securities loaned                                146,622,972
  Due to affiliates                                                     278,309
  Accrued expenses                                                      217,534
                                                                  -------------
     Total liabilities                                            $ 149,372,093
                                                                  -------------
NET ASSETS:
  Paid-in capital                                                 $ 649,013,471
  Distributions in excess of net investment income                     (785,748)
  Accumulated net realized loss on investments                      (35,172,342)
  Net unrealized loss on investments                                 (2,384,720)
                                                                  -------------
     Total net assets                                             $ 610,670,661
                                                                  =============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $376,124,453/16,236,341 shares)               $       23.17
                                                                  =============
  Class B (based on $76,160,644/3,803,227 shares)                 $       20.03
                                                                  =============
  Class C (based on $85,203,622/3,965,698 shares)                 $       21.49
                                                                  =============
  Class R (based on $14,149,260/617,789 shares)                   $       22.90
                                                                  =============
  Class Y (based on $59,032,682/2,478,000 shares)                 $       23.82
                                                                  =============
MAXIMUM OFFERING PRICE:
  Class A ($23.17 [divided by] 94.25%)                            $       24.58
                                                                  =============

The accompanying notes are an integral part of these financial statements.   35

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/08


INVESTMENT INCOME:
  Dividends                                                $   3,871,063
  Interest                                                       300,950
  Income from securities loaned, net                             388,671
                                                           -------------
     Total investment income                                                  $   4,560,684
                                                                              -------------
EXPENSES:
  Management fees                                          $   2,685,548
  Transfer agent fees and expenses
   Class A                                                       641,479
   Class B                                                       196,262
   Class C                                                       160,619
   Class R                                                        20,899
   Class Y                                                         1,486
  Distribution fees
   Class A                                                       477,856
   Class B                                                       407,861
   Class C                                                       440,495
   Class R                                                        34,611
  Administrative fees                                             71,088
  Custodian fees                                                  37,753
  Registration fees                                               39,714
  Professional fees                                               39,484
  Printing expense                                                24,311
  Fees and expenses of nonaffiliated trustees                     11,708
  Miscellaneous                                                   76,029
                                                           -------------
     Total expenses                                                           $   5,367,203
     Less fees paid indirectly                                                      (21,956)
                                                                              -------------
     Net expenses                                                             $   5,345,247
                                                                              -------------
       Net investment loss                                                    $    (784,563)
                                                                              -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized loss on:
   Investments                                             $ (28,931,232)
   Other assets and liabilities denominated in
     foreign currencies                                          (16,381)     $ (28,947,613)
                                                           =============      =============
  Change in net unrealized gain (loss) on:
   Investments                                             $  (6,178,141)
   Other assets and liabilities denominated in
     foreign currencies                                              120      $  (6,178,021)
                                                           -------------      -------------
  Net loss on investments and foreign
   currency transactions                                                      $ (35,125,634)
                                                                              -------------
  Net decrease in net assets resulting from operations                        $ (35,910,197)
                                                                              =============

36  The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/08 (unaudited) and the Year Ended 11/30/07


                                                         Six Months Ended
                                                             5/31/08             Year Ended
                                                           (unaudited)            11/30/07
FROM OPERATIONS:
Net investment loss                                       $    (784,563)      $  (1,355,578)
Net realized gain (loss) on investments and foreign
  currency transactions                                     (28,947,613)        146,578,527
Change in net unrealized loss on investments and
  foreign currency transactions                              (6,178,021)       (192,993,980)
                                                          -------------       -------------
    Net decrease in net assets resulting
     from operations                                      $ (35,910,197)      $ (47,771,031)
                                                          -------------       -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
  Class A ($0.00 and $5.98 per share, respectively)$                  -       $ (91,031,407)
  Class B ($0.00 and $5.98 per share, respectively)                   -         (22,218,353)
  Class C ($0.00 and $5.98 per share, respectively)                   -         (22,036,810)
  Class R ($0.00 and $5.98 per share, respectively)                   -          (3,028,381)
  Class Y ($0.00 and $5.98 per share, respectively)                   -         (15,734,280)
                                                          -------------       -------------
    Total distributions to shareowners                   $            -       $(154,049,231)
                                                          -------------       -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $  46,325,230       $ 244,432,060
Reinvestment of distributions                                         -         129,908,829
Cost of shares repurchased                                 (149,572,281)       (397,002,931)
                                                          -------------       -------------
    Net decrease in net assets resulting from
     Fund share transactions                              $(103,247,051)      $ (22,662,042)
                                                          -------------       -------------
    Net decrease in net assets                            $(139,157,248)      $(224,482,304)
NET ASSETS:
Beginning of period                                       $ 749,827,909       $ 974,310,213
                                                          -------------       -------------
End of period                                             $ 610,670,661       $ 749,827,909
                                                          =============       =============
Distributions in excess of net investment income          $    (785,748)      $      (1,185)
                                                          =============       =============

The accompanying notes are an integral part of these financial statements.   37

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------

                                    '08 Shares         '08 Amount            '07 Shares         '07 Amount
                                    (unaudited)        (unaudited)
CLASS A
Shares sold                            1,040,171       $  23,270,421           2,641,173       $  83,983,694
Shares converted from
  Investor Class shares                        -                   -           1,370,993          44,502,443
Reinvestment of distributions                  -                   -           3,583,355          83,528,871
Less shares repurchased               (3,603,223)        (79,961,697)         (7,085,266)       (228,897,662)
                                   -------------       -------------       -------------       -------------
   Net increase (decrease)            (2,563,052)      $ (56,691,276)            510,255       $ (16,882,654)
                                   =============       =============       =============       =============
CLASS B
Shares sold                              143,779       $   2,795,062             322,015       $   8,979,708
Reinvestment of distributions                  -                   -             994,506          20,128,472
Less shares repurchased               (1,052,035)        (20,267,406)         (1,588,165)        (45,885,994)
                                   -------------       -------------       -------------       -------------
   Net decrease                         (908,256)      $ (17,472,344)           (271,644)      $ (16,777,814)
                                   =============       =============       =============       =============
CLASS C
Shares sold                              411,207       $   8,593,682           1,104,794       $  30,775,970
Reinvestment of distributions                  -                   -             620,368          13,462,132
Less shares repurchased               (1,064,386)        (22,132,886)         (1,586,027)        (48,482,976)
                                   -------------       -------------       -------------       -------------
   Net increase (decrease)              (653,179)      $ (13,539,204)            139,135       $  (4,244,874)
                                   =============       =============       =============       =============
INVESTOR CLASS
Shares sold                                                                          643       $      21,051
Shares converted to
  Class A shares                                                              (1,360,715)        (44,502,443)
Reinvestment of distributions
Less shares repurchased                                                           (7,437)           (243,258)
                                                                           -------------       -------------
   Net decrease                                                               (1,367,509)      $ (44,724,650)
                                                                           =============       =============
CLASS R
Shares sold                               99,770       $   2,211,503             313,921       $  10,008,741
Reinvestment of distributions                  -                   -             118,194           2,726,728
Less shares repurchased                 (117,653)         (2,577,827)           (207,886)         (6,688,225)
                                   -------------       -------------       -------------       -------------
   Net increase (decrease)               (17,883)      $    (366,324)            224,229       $   6,047,244
                                   =============       =============       =============       =============
CLASS Y
Shares sold                              410,305       $   9,454,562           3,397,465       $ 110,662,896
Reinvestment of distributions                  -                   -             421,030          10,062,626
Less shares repurchased               (1,058,961)        (24,632,465)         (2,033,456)        (66,804,816)
                                   -------------       -------------       -------------       -------------
   Net increase (decrease)              (648,656)      $ (15,177,903)          1,785,039       $  53,920,706
                                   =============       =============       =============       =============

38  The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   Six Months
                                                      Ended         Year       Year         Year           Year         Year
                                                     5/31/08        Ended      Ended        Ended          Ended        Ended
                                                   (unaudited)    11/30/07    11/30/06     11/30/05       11/30/04     11/30/03
CLASS A
Net asset value, beginning of period                $   24.17     $   32.26   $   32.06    $   31.21      $   27.10    $   21.51
                                                    ---------     ---------   ---------    ---------     ---------    ---------
Increase (decrease) from investment operations:
 Net investment income (loss)                       $   (0.01)    $    0.01   $    0.07    $       -(a)   $   (0.13)   $   (0.07)
 Net realized and unrealized gain (loss) on
  investments, futures contracts, and foreign
  currency transactions                                 (0.99)        (2.12)       4.55         4.35          6.88         5.78
                                                    ---------     ---------   ---------    ---------      ---------    ---------
  Net increase (decrease) from investment
   operations                                       $   (1.00)    $   (2.11)  $    4.62    $    4.35      $    6.75    $    5.71
Distributions to shareowners:
 Net realized gain                                          -         (5.98)      (4.42)       (3.50)         (2.64)       (0.12)
                                                    ---------     ---------   ---------    ---------      ---------    ---------
Net increase (decrease) in net asset value          $   (1.00)    $   (8.09)  $    0.20    $    0.85      $    4.11    $    5.59
                                                    ---------     ---------   ---------    ---------      ---------    ---------
Net asset value, end of period                      $   23.17     $   24.17   $   32.26    $   32.06      $   31.21    $   27.10
                                                    =========     =========   =========    =========      =========    =========
Total return*                                           (4.14)%       (5.84)%     14.81%       14.02%         25.01%       26.56%
Ratio of net expenses to average net assets+             1.52%**       1.43%       1.44%        1.48%          1.50%        1.66%
Ratio of net investment income (loss) to average
  net assets+                                           (0.08)%**       0.03%       0.23%        0.00%(a)      (0.51)%     (0.32)%
Portfolio turnover rate                                   157%**        147%         45%          42%            35%          37%
Net assets, end of period (in thousands)            $ 376,124     $ 454,332   $ 589,931    $ 377,533      $ 310,442    $ 201,892
Ratios assuming no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
 Net expenses                                            1.52%**       1.43%       1.44%        1.48%          1.50%        1.66%
 Net investment income (loss)                           (0.08)%**      0.03%       0.23%        0.00%(a)      (0.51)%      (0.32)%
Ratios assuming waiver of management fees and
 assumption of expenses by PIM and reduction
 for fees paid indirectly:
 Net expenses                                            1.51%**       1.42%       1.43%        1.48%          1.50%        1.65%
 Net investment income (loss)                           (0.07)%**      0.04%       0.24%        0.00%(a)      (0.51)%      (0.31)%

(a)  Amount rounds to less than one cent per share or less than 0.01%.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   Six Months
                                                      Ended         Year       Year         Year           Year         Year
                                                     5/31/08        Ended      Ended        Ended          Ended        Ended
                                                   (unaudited)    11/30/07    11/30/06     11/30/05       11/30/04     11/30/03
CLASS B
Net asset value, beginning of period                $   20.98     $   29.12   $   29.58    $   29.27      $   25.75    $   20.60
                                                    ---------     ---------   ---------    ---------      ---------    ---------
Increase (decrease) from investment operations:
 Net investment loss                                    (0.10)    $   (0.22)  $   (0.19)   $   (0.25)     $   (0.34)   $   (0.23)
 Net realized and unrealized gain (loss) on
   investments, futures contracts, and foreign
   currency transactions                                (0.85)        (1.94)       4.15         4.06           6.50         5.50
                                                    ---------     ---------   ---------    ---------      ---------    ---------
   Net increase (decrease) from investment
    operations                                          (0.95)    $   (2.16)  $    3.96    $    3.81      $    6.16    $    5.27
Distributions to shareowners:
 Net realized gain                                          -         (5.98)      (4.42)       (3.50)         (2.64)       (0.12)
                                                    ---------     ---------   ---------    ---------      ---------    ---------
Net increase (decrease) in net asset value          $   (0.95)    $   (8.14)  $   (0.46)   $    0.31      $    3.52    $    5.15
                                                    ---------     ---------   ---------    ---------      ---------    ---------
Net asset value, end of period                      $   20.03     $   20.98   $   29.12    $   29.58      $   29.27    $   25.75
                                                    =========     =========   =========    =========      =========    =========
Total return*                                           (4.53)%       (6.65)%     13.80%       13.11%         24.03%       25.60%
Ratio of net expenses to average net assets+             2.43%**       2.30%       2.30%        2.29%          2.29%        2.45%
Ratio of net investment loss to average
 net assets+                                            (0.99)%**     (0.84)%     (0.63)%      (0.81)%        (1.29)%      (1.10)%
Portfolio turnover rate                                   157%**        147%         45%          42%            35%          37%
Net assets, end of period (in thousands)            $  76,161     $  98,870   $ 145,121    $ 141,637      $ 168,601    $ 133,705
Ratios assuming no waiver of management fees and
 assumption of expenses by PIM and no reduction
 for fees paid indirectly:
 Net expenses                                            2.43%**       2.30%       2.30%        2.29%          2.29%        2.45%
 Net investment loss                                    (0.99)%**     (0.84)%     (0.63)%      (0.81)%        (1.29)%      (1.10)%
Ratios assuming waiver of management fees and
 assumption of expenses by PIM and reduction
 for fees paid indirectly:
 Net expenses                                            2.42%**       2.28%       2.29%        2.28%          2.28%        2.45%
 Net investment loss                                    (0.98)%**     (0.82)%     (0.62)%      (0.80)%        (1.28)%      (1.10)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   Six Months
                                                      Ended         Year       Year         Year           Year         Year
                                                     5/31/08        Ended      Ended        Ended          Ended        Ended
                                                   (unaudited)    11/30/07    11/30/06     11/30/05       11/30/04     11/30/03
CLASS C
Net asset value, beginning of period                $   22.50     $   30.74   $   30.98    $   30.49      $   26.73    $   21.37
                                                    ---------     ---------   ---------    ---------      ---------    ---------
Increase (decrease) from investment operations:
 Net investment loss                                $   (0.10)    $   (0.22)  $   (0.16)   $   (0.22)     $   (0.32)   $   (0.19)
 Net realized and unrealized gain (loss) on
  investments, futures contracts, and foreign
  currency transactions                                 (0.91)        (2.04)       4.34         4.21           6.72         5.67
                                                    ---------     ---------   ---------    ---------      ---------    ---------
  Net increase (decrease) from investment
   operations                                       $   (1.01)    $   (2.26)  $    4.18    $    3.99      $    6.40    $    5.48
Distributions to shareowners:
 Net realized gain                                          -         (5.98)      (4.42)       (3.50)         (2.64)       (0.12)
                                                    ---------     ---------   ---------    ---------      ---------    ---------
Net increase (decrease) in net asset value          $   (1.01)    $   (8.24)  $   (0.24)   $    0.49      $    3.76    $    5.36
                                                    ---------     ---------   ---------    ---------      ---------    ---------
Net asset value, end of period                      $   21.49     $   22.50   $   30.74    $   30.98      $   30.49    $   26.73
                                                    =========     =========   =========    =========      =========    =========
Total return*                                           (4.49)%       (6.62)%     13.89%       13.17%         24.04%       25.66%
Ratio of net expenses to average net assets+             2.31%**       2.25%       2.24%        2.25%          2.25%        2.38%
Ratio of net investment loss to average
 net assets+                                            (0.87)%**     (0.79)%     (0.57)%      (0.77)%        (1.26)%      (1.04)%
Portfolio turnover rate                                   157%**        147%         45%          42%            35%          37%
Net assets, end of period (in thousands)            $  85,204     $ 103,933   $ 137,690    $ 110,847      $  96,165    $  54,888
Ratios assuming no waiver of management fees and
 assumption of expenses by PIM and no reduction
 for fees paid indirectly:
 Net expenses                                            2.31%**       2.25%       2.24%        2.25%          2.25%        2.38%
 Net investment loss                                    (0.87)%**     (0.79)%     (0.57)%      (0.77)%        (1.26)%      (1.04)%
Ratios assuming waiver of management fees and
 assumption of expenses by PIM and reduction
 for fees paid indirectly:
 Net expenses                                            2.30%**       2.24%       2.23%        2.25%          2.25%        2.38%
 Net investment loss                                    (0.86)%**     (0.78)%     (0.56)%      (0.77)%        (1.26)%      (1.04)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   Six Months
                                                      Ended         Year       Year         Year           Year
                                                     5/31/08        Ended      Ended        Ended          Ended        4/1/03 (a)
                                                   (unaudited)    11/30/07    11/30/06     11/30/05       11/30/04     to 11/30/03
CLASS R
Net asset value, beginning of period                $   23.92     $   32.08   $   32.00    $   31.21      $   27.11    $   19.59
                                                    ---------     ---------   ---------    ---------      ---------    ---------
Increase (decrease) from investment operations:
 Net investment loss                                $   (0.03)    $   (0.07)  $   (0.03)   $   (0.04)     $   (0.12)   $   (0.00)(b)
 Net realized and unrealized gain (loss) on
  investments, futures contracts, and foreign
  currency transactions                                 (0.99)        (2.11)       4.53         4.33           6.86         7.64
                                                    ---------     ---------   ---------    ---------      ---------    ---------
  Net increase (decrease) from investment
   operations                                       $   (1.02)    $   (2.18)  $    4.50    $    4.29      $    6.74    $    7.64
Distributions to shareowners:
 Net realized gain                                          -         (5.98)      (4.42)       (3.50)         (2.64)       (0.12)
                                                    ---------     ---------   ---------    ---------      ---------    ---------
Net increase (decrease) in net asset value          $   (1.02)    $   (8.16)  $    0.08    $    0.79      $    4.10    $    7.52
                                                    ---------     ---------   ---------    ---------      ---------    ---------
Net asset value, end of period                      $   22.90     $   23.92   $   32.08    $   32.00      $   31.21    $   27.11
                                                    =========     =========   =========    =========      =========    =========
Total return*                                           (4.26)%       (6.09)%     14.45%       13.82%         24.96%       39.01%(c)
Ratio of net expenses to average net assets+             1.75%**       1.69%       1.80%        1.67%          1.53%        1.52%**
Ratio of net investment loss to average
 net assets+                                             (0.30)%**    (0.28)%     (0.11)%      (0.19)%        (0.55)%      (0.27)%**
Portfolio turnover rate                                   157%**        147%         45%          42%            35%          37%(c)
Net assets, end of period (in thousands)            $  14,149     $  15,205   $  13,198    $   8,045      $   2,666    $   1,023
Ratios with no waiver of management fees and
 assumption of expenses by PIM and no reduction
 for fees paid indirectly:
 Net expenses                                            1.75%**       1.69%       1.80%        1.67%          1.53%        1.52%**
 Net investment loss                                    (0.30)%**     (0.28)%     (0.11)%      (0.19)%        (0.55)%      (0.27)%**
Ratios with reduction for fees paid indirectly:
 Net expenses                                            1.75%**       1.69%       1.80%        1.67%          1.53%        1.52%**
 Net investment loss                                    (0.30)%**     (0.28)%     (0.11)%      (0.19)%        (0.55)%      (0.27)%**

(a)  Class R shares were first publicly offered on April 1, 2003.
(b)  Amount rounds to less than one cent per share.
(c)  Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                 Six Months Ended                                               8/11/04 (a)
                                                     5/31/08       Year Ended     Year Ended     Year Ended         to
                                                   (unaudited)      11/30/07       11/30/06       11/30/05       11/30/04
CLASS Y
Net asset value, beginning of period                $   24.78      $   32.75      $   32.32      $   31.27      $   28.72
                                                    ---------      ---------      ---------      ---------      ---------
Increase from investment operations:
 Net investment income (loss)                       $    0.06      $    0.16      $    0.20      $    0.06      $       -(b)
 Net realized and unrealized gain (loss) on
  investments, futures contracts, and foreign
  currency transactions                                 (1.02)         (2.15)          4.65           4.49           5.19
                                                    ---------      ---------      ---------      ---------      ---------
  Net gain (loss) from investment operations        $   (0.96)     $   (1.99)     $    4.85      $    4.55      $    5.19
Distributions to shareowners:
 Net realized gain                                          -          (5.98)         (4.42)         (3.50)         (2.64)
                                                    ---------      ---------      ---------      ---------      ---------
Net increase (decrease) in net asset value          $   (0.96)     $   (7.97)     $    0.43      $    1.05      $    2.55
                                                    ---------      ---------      ---------      ---------      ---------
Net asset value, end of period                      $   23.82      $   24.78      $   32.75      $   32.32      $   31.27
                                                    =========      =========      =========      =========      =========
Total return*                                           (3.87)%        (5.39)%        15.41%         14.63%         18.17%(c)
Ratio of net expenses to average net assets+             0.95%**        0.93%          0.91%          0.94%          0.93%**
Ratio of net investment income to average
 net assets+                                             0.50%**        0.48%          0.78%          0.48%          0.06%**
Portfolio turnover rate                                   157%**         147%            45%            42%            35%(c)
Net assets, end of period (in thousands)            $  59,033      $  77,486      $  43,934      $  23,460      $   3,439
Ratios with no waiver of management fees and
 assumption of expenses by PIM and no reduction
 for fees paid indirectly:
 Net expenses                                            0.95%**        0.93%          0.91%         0.94%           0.93%**
 Net investment income                                   0.50%**        0.48%          0.78%         0.48%           0.06%**
Ratios with reduction for fees paid indirectly:
 Net expenses                                            0.95%**        0.93%          0.91%         0.94%           0.93%**
 Net investment income                                   0.50%**        0.48%          0.78%         0.48%           0.06%**


(a)  Class Y shares were first publicly offered on August 11, 2004.
(b)  Amount rounds to less than one cent per share.
(c)  Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/08 (unaudited)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies
Pioneer Small Cap Value Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is capital growth by investing in a diversified portfolio of securities consisting primarily of common stocks.

The Fund offers five classes of shares designated as Class A, Class B, Class C, Class R and Class Y shares. Class C, Class R and Class Y shares were first publicly offered on September 28, 2001, April 1, 2003 and August 11, 2004, respectively. As planned, on December 10, 2006, all Investor Class shares of the Fund converted to Class A shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C, and Class R shareowners, respectively. There is no distribution plan for Class Y shares. Class B shares will convert to Class A shares eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

Investments in small companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Fund invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At May 31, 2008, there were no securities fair valued. Futures contracts are valued at the daily settlement price on the primary exchange or system on which they are traded. Temporary cash investments are valued at cost which approximates market value.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Dividend and interest income, including interest on income bearing cash accounts, is recorded on the accrual basis net of unrecoverable taxes withheld at the applicable country rates.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/08 (unaudited)                  (continued)
--------------------------------------------------------------------------------

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities, but are included with the net realized and unrealized gain or loss on investments.

C.   Forward Foreign Currency Contracts

     The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The Fund had no outstanding portfolio or settlement hedges as of May 31, 2008.

D.   Futures Contracts

     The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market and counterparty risks, which may exceed the amounts recognized by the Fund. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss.

     At May 31, 2008 there were no open futures contracts.

E.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years prior to 2004 are closed (not subject to examination by tax authorities) due to the expiration of statute of limitations; all other tax years are open.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/08 (unaudited)                  (continued)
--------------------------------------------------------------------------------

     The tax character of current year distributions will be determined at the end of the fiscal year. The tax character of distributions paid during the year ended November 30, 2007 was as follows:

--------------------------------------------------------------------------------
                                                                 2007
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                             $           -
Long-term capital gain                                        154,049,231
                                                            -------------
  Total                                                     $ 154,049,231
                                                            =============
--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at November 30, 2007:

--------------------------------------------------------------------------------
                                                                 2007
--------------------------------------------------------------------------------
Undistributed ordinary income                               $           -
Undistributed long-term gain                                            -
Post-October loss deferred                                     (5,265,298)
Unrealized appreciation                                         2,832,685
                                                            -------------
  Total                                                     $  (2,432,613)
                                                            =============
--------------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales, tax basis adjustments on Real Estate Investment Trust (REIT) holdings and iShares and open futures contracts.

F.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A., (UniCredit), earned $26,790 in underwriting commissions on the sale of Class A shares during six months ended May 31, 2008.

G.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Class R and Class Y shares can bear different transfer agent and distribution expense rates.

H.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a loan, the Fund receives collateral and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral which is required to be at least 102%, at all times, of the fair value of the securities loaned. The amount of collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. The Fund invests cash collateral in cash equivalent investments.

I.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or subcustodians. The Fund's investment adviser,

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/08 (unaudited)                  (continued)
--------------------------------------------------------------------------------

     Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Effective January 1, 2006, management fees are calculated daily at the annual rate of 0.85% of the Fund's average daily net assets up to $1 billion and 0.80% on assets over $1 billion. The management fee was equivalent to 0.85% of the average daily net assets for the period.

Prior to January 1, 2006, management fees were calculated daily at the annual rate of 0.85% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $29,181 in management fees, administrative costs and certain other services payable to PIM at May 31, 2008.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $234,779 in transfer agent fees payable to PIMSS at May 31, 2008.

4.   Distribution and Service Plans

The Fund adopted a Plan of Distribution with respect to Class A shares, Class B shares, Class C shares and Class R shares in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Plan, the Fund pays PFD 0.25% of the Fund's average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B shares and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

maintenance services or distribution services with regard to Class B shares and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services paid as compensation for personal services and/or account maintenance services or distribution services. For the period from December 1, 2007 through January 31, 2008, PFD was reimbursed under the Plan of Distribution for distribution expenses in an amount up to 0.25% of the average daily net assets attributable to Class A shares.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's daily net assets attributable to Class R shares held by such plans. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $14,349 in distribution fees payable to PFD at May 31, 2008.

In addition, redemptions of each class of shares (except Class R and Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange or acquired as a result of a reorganization of another fund into the Fund remain subject to any contingent deferred sales charge that applied to the shares you originally purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Proceeds from the CDSCs are paid to PFD. For the six months ended May 31, 2008, CDSCs in the amount of $95,209 were paid to PFD.

5.   Expense Offsets Arrangements

The Fund has entered into an expense offset arrangement with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended May 31, 2008, the Fund's expenses were reduced by $21,956 under this arrangement.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/08 (unaudited)                  (continued)
--------------------------------------------------------------------------------

6.   Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a $200 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $200 million or the limits set by its prospectuses for borrowings. Interest on borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended May 31, 2008, the Fund had no borrowings under this agreement.

7.   New Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about an entity's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (unaudited)

Results of Shareholder Meeting At a special meeting held on May 13, 2008, shareholders of the Fund were asked to consider the proposals described below. A report of the total votes cast by the Fund's shareholders follows:

--------------------------------------------------------------------------------
                                                                     Broker
                               For          Withhold       Abstain  Non-Votes
--------------------------------------------------------------------------------
Proposal 1 - To elect Trustees
 John F. Cogan, Jr.       18,279,245.053   479,332.909   1,241.146   0
 Daniel K. Kingsbury      18,294,901.608   463,676.354   1,241.146   0
 David R. Bock            18,298,101.403   460,476.559   1,241.146   0
 Mary K. Bush             18,308,376.300   450,201.662   1,241.146   0
 Benjamin M. Friedman     18,287,447.934   471,130.028   1,241.146   0
 Margaret B.W. Graham     18,311,429.484   447,148.478   1,241.146   0
 Thomas J. Perna          18,291,695.902   466,882.060   1,241.146   0
 Marguerite A. Piret      18,300,666.415   457,911.547   1,241.146   0
 Stephen K. West          18,295,954.988   462,622.974   1,241.146   0
 John Winthrop            18,292,880.595   465,697.367   1,241.146   0
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------
                                                                         Broker
                               For          Withhold       Abstain      Non-Votes
-----------------------------------------------------------------------------------
Proposal 2 - To
approve an amendment
to the Declaration
of Trust                14,347,566.339   649,184.749   376,212.019   3,386,856.000
------------------------------------------------------------------------------------

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/08 (unaudited)                  (continued)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                                         Broker
                               For          Withhold       Abstain      Non-Votes
-----------------------------------------------------------------------------------
Proposal 3A - To
approve changes to
the Fund's
fundamental investment
policy relating
to borrowing           14,427,793.322   550,107.933   395,061.853   3,386,856.000
Proposal 3B - To
approve changes to
the Fund's
fundamental investment
policy relating
to underwriting        14,531,133.124   470,883.527   370,946.457   3,386,856.000
Proposal 3C - To
approve changes to
the Fund's
fundamental investment
policy relating
to lending             14,423,054.869   574,316.650   375,591.589   3,386,856.000
Proposal 3D  -  To
approve changes to
the Fund's
fundamental investment
policy relating
to senior securities   14,495,887.578   506,835.526   370,240.004   3,386,856.000
Proposal 3E - To
approve changes to
the Fund's
fundamental investment
policy relating
to real estate         14,473,654.068   534,383.235   364,925.805   3,386,856.000
Proposal 3F - To
approve changes to
the Fund's
fundamental investment
policy relating
to commodities         14,460,437.697   539,637.922   372,887.489   3,386,856.000
Proposal 3G - To
approve changes to
the Fund's
fundamental investment
policy relating
to concentration       14,534,359.776   455,529.583   383,073.749   3,386,856.000
-----------------------------------------------------------------------------------

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                                         Broker
                               For          Withhold       Abstain      Non-Votes
-----------------------------------------------------------------------------------
Proposal 3H - To
approve changes to
the Fund's
fundamental investment
policy relating
to diversification     14,534,684.806   448,201.041   390,077.261   3,386,856.000
Proposal 3I - To
approve the conversion
of the Fund's
investment objective
from fundamental to
non-fundamental        12,995,156.866 1,981,726.034   399,848.600   3,386,856.000
Proposal 3O - To
approve changes
to the Fund's
fundamental investment
policy relating
to pledging or
guaranteeing assets    14,449,401.376   539,569.255   383,992.477   3,386,856.000
-----------------------------------------------------------------------------------


-----------------------------------------------------------------------------------
                                                                         Broker
                               For          Withhold       Abstain      Non-Votes
-----------------------------------------------------------------------------------
Proposal 4 - To
approve an Amended
and Restated
Management Agreement
with PIM               14,525,861.655   478,384.816   368,716.637   3,386,856.000
-----------------------------------------------------------------------------------


-----------------------------------------------------------------------------------
                                                                         Broker
                               For          Withhold       Abstain      Non-Votes
-----------------------------------------------------------------------------------
Proposal 5 - To
approve a policy
allowing the appointment
of unaffiliated
sub-advisers and
amendments to
sub-advisory agreements
without
shareholder approval   14,195,089.602   821,068.213   356,805.293   3,386,856.000
-----------------------------------------------------------------------------------

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement for the Fund. In connection with their most recent consideration of the investment advisory agreement for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement for another year.

At a meeting held on January 8, 2008, the Trustees considered whether an amended and restated investment advisory agreement for the Fund should be approved for an initial period ending December 31, 2009. The management fee to be paid by the Fund to PIM under the amended and restated investment advisory agreement is the same as the management fee provided in the previously approved investment advisory agreement. Based on their evaluation of the information provided by PIM, including the information provided by PIM in connection with the Trustees' most recent approval of the continuation of the previous investment advisory agreement, the Trustees, including the independent Trustees voting separately, unanimously approved the amended and restated investment advisory agreement. Shareholders of the Fund approved the amended and restated investment advisory agreement at a meeting held on May 13, 2008.

In considering the amended and restated investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the amended and restated investment advisory agreement.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that were provided by PIM to the Fund under the previous investment advisory agreement, and that would continue to be provided by PIM to the Fund under the amended and restated investment advisory agreement, taking into account the investment objective and strategy of the Fund and the information related to the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the amended and restated investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

In addition, the Trustees considered the other services that PIM provided under the previous investment advisory agreement and that PIM would continue to provide to the Fund under the amended and restated investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including officers) as are necessary for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that PIM would continue to provide to the Fund under the amended and restated investment advisory agreement, were satisfactory and consistent with the terms of the amended and restated investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the second quintile of its Morningstar category for the three and ten year periods ended June 30, 2007, in the third quintile of its Morningstar category for the five year period

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                          (continued)
--------------------------------------------------------------------------------

ended June 30, 2007, and in the fourth quintile of its Morningstar category for the one year period ended June 30, 2007. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) After discussing the reasons for the Fund's short-term underperformance with PIM, the Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses
The Trustees considered that the management fee to be paid by the Fund to PIM under the amended and restated investment advisory agreement would be the same as the management fee to be paid by the Fund under the previously approved investment advisory agreement. The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the second quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees noted that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the fourth quintile relative to its Strategic Insight peer group. The Trustees considered the Fund's relatively high transfer agency costs as a result of the Fund having a small average account size and the impact of those costs on the Fund's expense ratio.

The Trustees also reviewed management fees charged by PIM to its separate account clients with a similar investment strategy as the Fund. The Trustees noted that in some instances the fee rates for those separate accounts were lower than the management fees for the Fund and considered that, under the amended and restated investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients, including oversight of the Fund's other service providers, regulatory compliance and other services.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the Fund's average account size, the quality of services provided by PIM and the investment performance of the Fund.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, because of the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels, any perceived or potential economies of scale would be shared between PIM and the Fund.

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the other

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                          (continued)
--------------------------------------------------------------------------------

Pioneer funds and the benefits to PIM and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees further considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of the amended and restated investment advisory agreement between PIM and the Fund, including the fees payable thereunder, were fair and reasonable and voted to approve the amended and restated investment advisory agreement for the Fund.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                   Officers
John F. Cogan, Jr., Chairman               John F. Cogan, Jr., President
David R. Bock                              Daniel K. Kingsbury, Executive
Mary K. Bush                                 Vice President
Benjamin M. Friedman                       Mark E. Bradley, Treasurer
Margaret B.W. Graham                       Dorothy E. Bourassa, Secretary
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                             1-800-225-4321

Retirement plans information                                     1-800-622-0176

Telecommunications Device for the Deaf (TDD)                     1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                1-800-225-4240

Our internet e-mail address                  ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                  www.pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Small Cap Value Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 30, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 30, 2008


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date July 30, 2008

* Print the name and title of each signing officer under his or her signature.